UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flow from Operating Activities:
Net loss	$ (570,351)	$ (915,705)	$ (73,151)	$ (58,583)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments in Trust Account	(61,207)	(22,182)
Changes in operating assets and liabilities
Prepaid insurance	127,877	(913,017)
Accrued expenses	(96,000)	(290,616)
Net Cash used in Operating Activities	(599,681)	(2,391,520)
Net change in cash	(599,681)	761,605
Cash at the beginning of the period	761,605
Cash at the end of the period	$ 161,924	$ 761,605	$ 761,605